Lease Right-of-Use Asset and Lease Liabilities	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020
Leases [Abstract]
Lease Right-of-Use Asset and Lease Liabilities
13.	LEASE RIGHT-OF-USE ASSET AND LEASE LIABILITIES

The Company implemented new accounting policy according to the ASC 842, Leases, on April 1, 2019 on a modified retrospective basis and did not restate comparative periods. Under the new policy, the Company recognized approximately $0.06 million lease liability as well as right-of-use asset for all leases (with the exception of short-term leases) at the commencement date. Lease liabilities are measured at present value of the sum of remaining rental payments as of December 31, 2020, with discounted rate of 4.35%. A single lease cost is recognized over the lease term on a generally straight-line basis. All cash payments of operating lease cost are classified within operating activities in the statement of cash flows.

The Company leases its head office. The lease period is 5 years with an option to extend the lease. The Company leases its plant and dormitory for 4.5 years with an option to extend the lease. The Company leased several floors in a commercial building for its sublease business for 3 years with an option to extend the lease.

The Following table summarizes the components of lease expense:

	Three months ended December 31,		Nine months ended December 31,
	2020	2019	2020	2019
Operating lease cost	444,162	126,053	668,883	325,664
Short-term lease cost	-	6,445	-	70,231
	$444,162	$132,498	668,883	395,895

The following table summarizes supplemental information related to leases:

	Three months ended December 31,		Nine months ended December 31,
	2020	2019	2020	2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flow from operating leases	$444,162	$132,498	$668,883	$395,895
Right-of-use assets obtained in exchange for new operating leases liabilities	10,378,042	65,527	10,404,962	1,966,535
Weighted average remaining lease term - Operating leases (years)	3.1	4.5	3.1	4.5
Weighted average discount rate - Operating leases	4.35%	4.35%	4.35%	4.35%

The following table summarizes the maturity of operating lease liabilities:

Years ending December 31	Lease cost
2021	$4,092,830
2022	4,107,892
2023	4,145,246
2024	310,197
Total lease payments	12,656,165
Less: Interest	(1,051,639)
Total	$11,604,526

13.	LEASE RIGHT-OF-USE ASSET AND LEASE LIABILITIES

The Company implemented new accounting policy according to the ASC 842, Leases, on April 1, 2019 on a modified retrospective basis and did not restate comparative periods. Under the new policy, the Company recognized approximately $0.06 million lease liability as well as right-of-use asset for all leases (with the exception of short-term leases) at the commencement date. Lease liabilities are measured at present value of the sum of remaining rental payments as of March 31, 2020, with discounted rate of 4.35%. A single lease cost is recognized over the lease term on a generally straight-line basis. All cash payments of operating lease cost are classified within operating activities in the statement of cash flows.

As of March 31, 2020 and March 31, 2019, the right-of use asset and lease liabilities are as follows:

	March 31, 2020	March 31, 2019

Right-of-use asset – operating leases	$1,835,717	$-

Lease liabilities – current portion	443,543	-
Lease liabilities – non-current portion	1,392,174	-
	$1,835,717	$-

Lease cost

	2020	2019

Operating lease cost	451,685	94,986
Short-term lease cost	63,785	-
	515,470	94,986

Other information

	2020	2019

Cash paid for amounts included in the measurement of lease liabilities
Operating cash flow from operating leases	$515,470	$-
Right-of-use assets obtained in exchange for new operating leases liabilities	1,982,393	-
Weighted average remaining lease term - Operating leases (years)	4.2	-
Weighted average discount rate - Operating leases	4.35%	-